Concentration of Customers - Schedule of Trade Accounts Receivable from Certain Customers (Detail) - Accounts Receivable [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer 1 - GE [Member]
Concentration Risk [Line Items]
Percentage of Total	24.90%	26.50%
Customer 2 - Vestas [Member]
Concentration Risk [Line Items]
Percentage of Total	26.20%	27.90%
Customer 3 - Nordex/Acciona [Member]
Concentration Risk [Line Items]
Percentage of Total	26.80%	39.30%
Customer 4 - Gamesa [Member]
Concentration Risk [Line Items]
Percentage of Total	16.20%	4.10%